Disclosure of detailed information about property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Balance, beginning of year	$ 3,964,233	$ 3,953,752
Decommissioning and restoration	8,998	10,661
Interest capitalised	13,172	13,149
Impairment		(11,320)
Balance, end of year	3,819,812	3,964,233
Cost [Member]
Statements [Line Items]
Balance, beginning of year	5,467,621	5,098,474
Additions	115,559	190,637
Acquisitions	21,654
Capitalized stripping and development	84,023	69,178
Decommissioning and restoration	8,998	10,661
Interest capitalised	13,172	13,149
Transfers and other movements	0	0
Impairment		(11,320)
Disposals	(14,991)	(11,199)
Effects of movement in exchange rates	(133,261)	100,687
Other	(2)	7,354
Balance, end of year	5,562,773	5,467,621
Accumulated depreciation [member]
Statements [Line Items]
Balance, beginning of year	1,503,388	1,144,722
Depreciation for the year	330,572	305,896
Disposals	(6,780)	(7,540)
Effects of movement in exchange rates	(83,680)	60,257
Other	(539)	53
Balance, end of year	1,742,961	1,503,388
Exploration and evaluation assets [Member]
Statements [Line Items]
Balance, beginning of year	23,010
Balance, end of year	52,206	23,010
Exploration and evaluation assets [Member] | Cost [Member]
Statements [Line Items]
Balance, beginning of year	23,010	15,015
Additions	9,950	7,000
Acquisitions	21,654
Capitalized stripping and development	0	0
Decommissioning and restoration	0	0
Interest capitalised	0	0
Transfers and other movements	0	0
Impairment		0
Disposals	(1,208)	0
Effects of movement in exchange rates	(1,197)	995
Other	(3)	0
Balance, end of year	52,206	23,010
Exploration and evaluation assets [Member] | Accumulated depreciation [member]
Statements [Line Items]
Balance, beginning of year	0	0
Depreciation for the year	0	0
Disposals	0	0
Effects of movement in exchange rates	0	0
Other	0	0
Balance, end of year	0	0
Capital works in progress [Member]
Statements [Line Items]
Balance, beginning of year	933,531
Balance, end of year	873,781	933,531
Capital works in progress [Member] | Cost [Member]
Statements [Line Items]
Balance, beginning of year	933,531	844,759
Additions	88,920	156,807
Acquisitions	0
Capitalized stripping and development	0	0
Decommissioning and restoration	15	51
Interest capitalised	13,172	13,149
Transfers and other movements	(152,781)	(79,671)
Impairment		(11,320)
Disposals	(4,034)	(13)
Effects of movement in exchange rates	(3,873)	2,955
Other	(1,169)	6,814
Balance, end of year	873,781	933,531
Capital works in progress [Member] | Accumulated depreciation [member]
Statements [Line Items]
Balance, beginning of year	0	0
Depreciation for the year	0	0
Disposals	0	0
Effects of movement in exchange rates	0	0
Other	0	0
Balance, end of year	0	0
Mining properties [Member]
Statements [Line Items]
Balance, beginning of year	1,291,878
Balance, end of year	1,217,685	1,291,878
Mining properties [Member] | Cost [Member]
Statements [Line Items]
Balance, beginning of year	1,975,061	1,852,705
Additions	0	0
Acquisitions	0
Capitalized stripping and development	84,023	69,178
Decommissioning and restoration	1,711	5,509
Interest capitalised	0	0
Transfers and other movements	2,132	0
Impairment		0
Disposals	0	(1,600)
Effects of movement in exchange rates	(65,434)	49,184
Other	946	85
Balance, end of year	1,998,439	1,975,061
Mining properties [Member] | Accumulated depreciation [member]
Statements [Line Items]
Balance, beginning of year	683,183	529,242
Depreciation for the year	141,218	122,444
Disposals	0	0
Effects of movement in exchange rates	(43,469)	31,516
Other	(178)	(19)
Balance, end of year	780,754	683,183
Plant and equipment [member]
Statements [Line Items]
Balance, beginning of year	1,715,814
Balance, end of year	1,676,140	1,715,814
Plant and equipment [member] | Cost [Member]
Statements [Line Items]
Balance, beginning of year	2,536,019	2,385,995
Additions	16,689	26,830
Acquisitions	0
Capitalized stripping and development	0	0
Decommissioning and restoration	7,272	5,101
Interest capitalised	0	0
Transfers and other movements	150,649	79,671
Impairment		0
Disposals	(9,749)	(9,586)
Effects of movement in exchange rates	(62,757)	47,553
Other	224	455
Balance, end of year	2,638,347	2,536,019
Plant and equipment [member] | Accumulated depreciation [member]
Statements [Line Items]
Balance, beginning of year	820,205	615,480
Depreciation for the year	189,354	183,452
Disposals	(6,780)	(7,540)
Effects of movement in exchange rates	(40,211)	28,741
Other	(361)	72
Balance, end of year	$ 962,207	$ 820,205